Reduction in Force (Tables)	3 Months Ended
Mar. 31, 2023
Reduction in Force
Schedule of employee severance and benefits costs
Year ended December 31, 2022
Research and development	$1,035
Sales and marketing	338
General and administrative	417
Total employee severance and benefits costs	$1,790